Concentration of Credit Risk, Significant Customers and Geographic Information - Schedule of Consolidated Net Revenue by Geographic Area (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Concentration Risk [Line Items]
Revenue	$ 62,237	$ 35,160
Percentage of total revenue	100.00%	100.00%
United States [Member]
Concentration Risk [Line Items]
Revenue	$ 45,750	$ 25,881
Percentage of total revenue	74.00%	74.00%
Japan [Member]
Concentration Risk [Line Items]
Revenue	$ 769	$ 6,498
Percentage of total revenue	1.00%	18.00%
Germany [Member]
Concentration Risk [Line Items]
Revenue	$ 9,770
Percentage of total revenue	16.00%
Rest of World [Member]
Concentration Risk [Line Items]
Revenue	$ 5,948	$ 2,781
Percentage of total revenue	9.00%	8.00%